Share-based payment (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 26, 2021 USD ($) shares	Apr. 22, 2021 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 04, 2022
Share-based payment
Non tradable share options and RSU's exercisable			5,817,136
RSUs vest period					4 years
Percentage of voting equity interests acquired						100.00%
Fair value of post acquisition compensation cost (in Dollars) | $		$ 7,756
Share based payment awards for RSUs			299,455
Share-based payments expenses (in USD) | $			$ 13,883	$ 20,101	$ 32,563
Acquiree equity settled share based payment awards | DeepCube
Share-based payment
Vesting period			4 years
Acquiree equity settled share based payment awards | NanoFabrica
Share-based payment
Vesting period			4 years
Replacement awards - restricted stock units | DeepCube
Share-based payment
Vesting period			3 years
Replacement awards - restricted stock units | NanoFabrica
Share-based payment
Vesting period			3 years
Employees officers and consultant
Share-based payment
Number of granted non-tradable share options			5,817,136	6,108,000	13,840,000
Non tradable share options and RSU's exercisable				6,108,000	13,840,000
Exercise price of share options (in Dollars per share) | $ / shares				$ 3.05
Purchase of options granted				1,000,000
Employees officers and consultant | Bottom of range
Share-based payment
RSUs vest period			3 years	2 years	3 years
Exercise price of share options (in Dollars per share) | $ / shares					$ 2.52
Employees officers and consultant | Top of range
Share-based payment
RSUs vest period			4 years	4 years	4 years
Exercise price of share options (in Dollars per share) | $ / shares					$ 3.79
Employees officers and consultant | Share options
Share-based payment
Share option exercisable vesting term				4 years	4 years
Period from the end of the employment date				90 days	90 days
DeepCube
Share-based payment
Percentage of voting equity interests acquired		100.00%
Cash paid (in Dollars) | $			$ 363	$ 522	$ 489
Founder
Share-based payment
Ordinary shares issued		892,465
NanoFabrica
Share-based payment
Percentage of voting equity interests acquired	100.00%
Ordinary shares issued	1,178,008
Fair value of post acquisition compensation cost (in Dollars) | $	$ 10,941
Cash paid (in Dollars) | $				$ 3,937	$ 516
Share based payment awards for RSUs			76,928